Loans and Advances to Banks (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Santander UK Group Holdings plc
Statement [Line Items]
Impairment loss	£ 0	£ 0